Share Capital (Details) - Schedule of Option Transactions	12 Months Ended
	Mar. 31, 2023 $ / shares	Mar. 31, 2022 $ / shares
Schedule Of Option Transactions Abstract
Number of shares, at beginning of year	995,335	1,862,418
Weighted average exercise price per share, at beginning of year	$ 7.28	$ 5.45
Number of shares, options exercised		(797,083)
Weighted average exercise price per share, options exercised		$ 2.98
Number of shares, option granted	595,000
Weighted average exercise price per share, option granted	$ 3.95
Number of shares, options cancelled/forfeited	(158,667)	(70,000)
Weighted average exercise price per share, options cancelled/forfeited	$ 6.29	$ 7.46
Number of shares, at end of year	1,431,668	995,335
Weighted average exercise price per share, at end of year	$ 6.01	$ 7.28